CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Payable to a related party	$ 16,000	$ 16,000
Convertible preferred stock, outstanding	12,906,585	14,077,350
Common stock subject to possible redemption price per share (in Dollars per share)	$ 10.00	$ 10.00
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	50,000,000	50,000,000
Class A Common Stock
Temporary Equity [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	45,000,000	45,000,000
Common stock, issued	4,343,415	3,172,650
Common stock, outstanding	4,343,415	3,172,650
Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Convertible preferred stock, outstanding	12,906,585	14,077,350
Class B Common Stock
Temporary Equity [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000	5,000,000
Common stock, issued	4,312,500	4,312,500
Common stock, outstanding	4,312,500	4,312,500